Acquisition - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Mar. 31, 2017
Fair value of assets acquired and liabilities assumed:
Goodwill	$ 5,373	$ 5,363
iSheriff [Member]
Fair value of assets acquired and liabilities assumed:
Prepaid expenses	65
Accounts receivable	196
Intangible assets	1,654
Goodwill	5,142
Total assets acquired	7,057
Deferred revenue	(796)
Accrued liabilities	(77)
Total fair value of assets acquired and liabilities assumed	$ 6,184